Exchange Offer, Conversion and Merger (Tables)	12 Months Ended
Dec. 31, 2022
Exchange Offer Conversion And Merger
Schedule of Carrying Value Net Assets

The following table summarizes the carrying value of Belpointe REIT’s net assets on the Exchange Date (amounts in thousands).

Belpointe REIT
Assets
Real estate under construction (1)	$4
Cash and cash equivalents	14,251
Loan receivable to affiliate (1) (2)	24,773
Investment in real estate (3)	3,207
Other assets (1)	7
Total assets	42,242
Liabilities
Due to affiliates (1)	256
Accounts payable (1)	17
Accrued expenses and other liabilities (1)	5
Total liabilities	278
Total net assets (4)	$41,964

(1)	Represents non-cash investing activity during the year ended December 31, 2021.
(2)	The Secured Notes, as defined in “Note 5 – Related Party Arrangements,” and respective accrued interest were eliminated upon the Exchange Date.
(3)	Proceeds from the redemption of Belpointe REIT’s preferred equity interests, as further discussed in “Note 8 - Loans Receivable”, were received on October 1, 2021.
(4)	Represents our noncontrolling interest in Belpointe REIT as of the Exchange Date relating to the shares of Belpointe REIT Common Stock that were not tendered. Upon consummation of the Merger, on October 12, 2021, the noncontrolling interest carrying value was reclassed to the Class A unitholders members’ equity.

Schedule of Components of the Common Stock Exchange

The following table summarizes the components of the Common Stock exchanged as of December 31, 2021:

Belpointe REIT Common Stock exchanged (1)	1,190,123
Exchange ratio	1.05
Belpointe PREP Class A units issued	1,249,629
Additional Belpointe PREP Class A units issued in lieu of fractional Class A units (2)	381
Total Belpointe PREP Class A units exchanged	1,250,010
Belpointe PREP Class A unit price (3)	$100.00
Total Class A units issued in connection with the Transaction (4)	$125,001,000

(1)	Represents Belpointe REIT’s outstanding Common Stock exchanged in connection with the Transaction.
(2)	All fractional Class A units issued in the Transaction were rounded up to the nearest whole unit.
(3)	Belpointe PREP Class A unit Primary Offering price.
(4)	Represents non-cash financing activity during the year ended December 31, 2021.